ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY	12 Months Ended
Dec. 31, 2021
Real Estate [Abstract]
ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY	ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY
Dole continuously reviews its assets in order to identify those assets that do not meet Dole’s future strategic direction or internal economic return criteria. As a result of this review, Dole has identified and is in the process of selling certain assets which are classified as either held-for-sale or actively marketed property. The assets that have been identified are available for sale in their present condition and an active program is underway to sell the properties. Dole is actively marketing these properties at a price that is in excess of book value. For property classified as held-for-sale, their sale is anticipated to occur during the ensuing year, while the timing of the sale of property specifically classified as actively marketed is uncertain.
Assets held-for-sale
As of the date of the acquisition of Legacy Dole, the Company acquired approximately $14.7 million of assets held-for-sale which primarily consisted of two vessels and a number of properties throughout North America and Latin America. During the year ended December 31, 2021, Dole approved and committed to sell the Company-owned plane with a net book value of $7.2 million and transferred it into assets held-for-sale in the consolidated balance sheets. Also during the year ended December 31, 2021, Dole sold the two vessels, one of the Latin America properties, a ranch in North America and the Company-owned plane with net book values of $8.8 million, $4.1 million, $1.6 million and $7.2 million, respectively. There was no gain or loss from the sales. As of December 31, 2021, assets held-for-sale were $0.2 million of property, plant and equipment. There were no assets held-for-sale as of December 31, 2020 and no liabilities held-for-sale as of December 31, 2021 and December 31, 2020. There were no gains or losses recognized from the sales of assets held-for-sale in the years ended December 31, 2020 and December 31, 2019.
A rollforward of assets held-for-sale for the year ended December 31, 2021 in the consolidated balance sheets was as follows. There was no assets held-for-sale activity for the year ended December 31, 2020.

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions from the acquisition of Legacy Dole	14,701
Transfer of plane	7,187
Sale of vessels	(8,813)
Sale of Latin America properties	(4,078)
Sale of plane	(7,187)
Sale of North America property	(1,610)
Balance as of December 31, 2021	$200
Actively marketed property
As of the date of the acquisition of Legacy Dole, the Company acquired approximately $52.8 million of actively marketed property which consisted of approximately 5,173 acres of Hawaii land. During the year ended December 31, 2021, Dole sold 725 acres of the actively marketed Hawaii land, with a net book value of $2.4 million. There was no gain or loss from the sale. Actively marketed property as of December 31, 2021 was $50.4 million, and there was no actively marketed property as of December 31, 2020. There were no gains or losses recognized from the sales of actively marketed property in the years ended December 31, 2020 and December 31, 2019.
A rollforward of actively marketed property for the year ended December 31, 2021 in the consolidated balance sheets was as follows. There was no actively marketed property activity for the year ended December 31, 2020:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions from the acquisition of Legacy Dole	52,751
Hawaii land sales	(2,387)
Balance as of December 31, 2021	$50,364
Refer to Note 27 “Subsequent Events” for detail on additional sales of actively marketed property in Hawaii after December 31, 2021.